SHARE CAPITAL (Details)		12 Months Ended
	Jun. 10, 2024 shares	Dec. 31, 2025 USD ($) segment $ / shares shares		Dec. 31, 2024 USD ($) segment $ / shares shares		Mar. 18, 2025 $ / shares shares	Jun. 28, 2024 $ / shares shares	Jun. 14, 2024 $ / shares shares	May 23, 2024 shares	Mar. 18, 2024 USD ($) $ / shares shares
Class of Stock [Line Items]
Authorized shares		50,000				50,000
Number of shares issued		1
Issued share capital | $		$ 1
Common stock, par value | $ / shares		$ 1				$ 1
Number of shares outstanding		1
SL BIO LTD
Class of Stock [Line Items]
Authorized shares		5,000,000		5,000,000				5,000,000		5,000,000
Number of shares issued		3,675,000		3,675,000			5,000,000
Issued share capital | $		$ 367,500	[1]	$ 367,500	[1]					$ 500,000
Common stock, par value | $ / shares		$ 0.1		$ 0.1				$ 0.1		$ 0.1
Number of reporting segments | segment		3		3
Number of shares outstanding		1,500,000		1,500,000			3,675,000	1,675,000
SL BIO LTD | Mr. Wang
Class of Stock [Line Items]
Number of shares issued								5,000,000
Shares repurchased and cancelled (in shares)	3,325,000
SL BIO LTD | SL Link's shareholders
Class of Stock [Line Items]
Number of shares issued							2,000,000
Common stock, par value | $ / shares							$ 0.1
Number of shares transferred by Mr. Kim									1,500,000
Share issued price per share | $ / shares							$ 3
SL BIO LTD | Other 1nvestor
Class of Stock [Line Items]
Number of shares transferred by Mr. Kim									175,000

[1]	The shares amounts are presented on a retroactive basis, due to group reorganization (see Note 1 and 12).